Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nuveen Life Growth Equity Fund | Nuveen Life Growth Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	15.30%	28.26%	46.42%	(32.92%)	16.16%	43.97%	30.73%	(0.21%)	34.54%	(0.96%)
Nuveen Life Core Equity Fund | Nuveen Life Core Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	13.80%	28.83%	32.93%	(22.24%)	25.17%	20.44%	30.10%	(7.25%)	23.91%	8.60%
Nuveen Life International Equity Fund | Nuveen Life International Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	32.44%	3.64%	16.41%	(16.70%)	10.84%	15.34%	23.07%	(23.58%)	32.98%	1.06%
Nuveen Life Large Cap Value Fund | Nuveen Life Large Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	17.23%	14.78%	14.30%	(7.10%)	26.85%	4.01%	28.66%	(14.13%)	12.34%	18.74%
Nuveen Life Real Estate Securities Select Fund | Nuveen Life Real Estate Securities Select Fund
Prospectus [Line Items]
Annual Return [Percent]	1.86%	4.78%	12.01%	(28.62%)	39.53%	1.27%	31.33%	(4.23%)	12.32%	3.96%
Nuveen Life Small Cap Equity Fund | Nuveen Life Small Cap Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	16.40%	16.01%	18.65%	(15.63%)	24.76%	12.80%	23.72%	(12.05%)	14.90%	19.87%
Nuveen Life Large Cap Responsible Equity Fund | Nuveen Life Large Cap Responsible Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	16.63%	18.02%	22.41%	(17.83%)	26.35%	20.47%	31.38%	(5.55%)	20.96%	13.35%
Nuveen Life Stock Index Fund | Nuveen Life Stock Index Fund
Prospectus [Line Items]
Annual Return [Percent]	17.04%	23.67%	25.91%	(19.18%)	25.63%	20.76%	30.81%	(5.28%)	21.01%	12.71%
Nuveen Life Core Bond Fund | Nuveen Life Core Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	7.07%	2.71%	6.27%	(13.21%)	(0.99%)	7.86%	9.48%	(0.79%)	4.54%	4.23%
Nuveen Life Balanced Fund | Nuveen Life Balanced Fund
Prospectus [Line Items]
Annual Return [Percent]	12.71%	10.38%	15.77%	(16.59%)	9.78%	14.16%	18.81%	(5.47%)	13.82%	6.14%
Nuveen Life Money Market Fund | Nuveen Life Money Market Fund
Prospectus [Line Items]
Annual Return [Percent]	4.21%	5.17%	5.02%	1.46%	none	0.41%	2.09%	1.71%	0.74%	0.28%